Subsequent Event	6 Months Ended
Jun. 30, 2020
Subsequent Event
Subsequent Event	NOTE 8 – Subsequent Event On July 29, 2020, the Company received a research and development tax credit in cash for tax year 2019 of approximately $3,372,093.